SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Selling costs	€ 236,443	€ 226,988	€ 168,466
General and administrative costs	226,137	200,986	179,558
Total selling, general and administrative costs	€ 462,580	€ 427,974	€ 348,024